LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 13,204,167	R$ 12,809,872
Non-current	61,091,597	62,810,702
Capital Market Borrowings
LOANS, FINANCING AND DEBENTURES
Current	8,039,784	6,749,817
Non-current	45,237,356	45,126,239
Bonds
LOANS, FINANCING AND DEBENTURES
Current	483,776	3,593,261
Non-current	8,013,658	8,378,586
Bonds, AXIA Energia, Maturity 02/04/2025
LOANS, FINANCING AND DEBENTURES
Current	0	3,095,646
Non-current	0	0
Bonds, AXIA Energia, Maturity 02/04/2030
LOANS, FINANCING AND DEBENTURES
Current	219,432	248,409
Non-current	4,171,840	4,415,847
Bonds, AXIA Energia, Maturity 01/11/2035
LOANS, FINANCING AND DEBENTURES
Current	264,344	249,206
Non-current	3,841,818	3,962,739
Commercial Notes
LOANS, FINANCING AND DEBENTURES
Current	1,186,341	984,034
Non-current	1,630,736	2,651,924
Commercial Notes, AXIA Energia, Maturity 8/23/2025
LOANS, FINANCING AND DEBENTURES
Current	0	520,428
Non-current	0	0
Commercial Notes, AXIA Energia, Maturity 8/23/2026
LOANS, FINANCING AND DEBENTURES
Current	529,087	21,379
Non-current	0	498,118
Commercial Notes, AXIA Energia, Maturity 8/23/2027
LOANS, FINANCING AND DEBENTURES
Current	370,987	377,797
Non-current	332,581	665,745
Commercial Notes, AXIA Energia, Maturity 8/23/2027, Two
LOANS, FINANCING AND DEBENTURES
Current	28,682	21,768
Non-current	499,631	497,639
Commercial Notes, AXIA Energia, Maturity 8/23/2028
LOANS, FINANCING AND DEBENTURES
Current	257,585	42,662
Non-current	798,524	990,422
Debentures
LOANS, FINANCING AND DEBENTURES
Current	6,369,667	2,172,522
Non-current	35,592,962	34,095,729
Debentures, AXIA Energia, Maturity 07/15/2025
LOANS, FINANCING AND DEBENTURES
Current	7,042	0
Non-current	996,373	0
Debentures, AXIA Energia, Maturity 04/15/2026
LOANS, FINANCING AND DEBENTURES
Current	1,239,532	31,785
Non-current	0	1,200,000
Debentures, AXIA Energia, Maturity 04/25/2026
LOANS, FINANCING AND DEBENTURES
Current	1,018,117	14,572
Non-current	0	1,000,000
Debentures, AXIA Energia, Maturity 09/15/2028
LOANS, FINANCING AND DEBENTURES
Current	139,224	107,834
Non-current	2,975,632	2,965,193
Debentures, AXIA Energia, Maturity 04/15/2029
LOANS, FINANCING AND DEBENTURES
Current	61,474	48,659
Non-current	1,984,185	1,982,737
Debentures, AXIA Energia, Maturity 05/15/2029
LOANS, FINANCING AND DEBENTURES
Current	5,788	5,546
Non-current	992,672	951,227
Debentures, AXIA Energia, Maturity 11/15/2029
LOANS, FINANCING AND DEBENTURES
Current	281,986	4,162
Non-current	831,560	1,062,361
Debentures, AXIA Energia, Maturity 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	16,802	18,458
Non-current	1,929,708	1,856,017
Debentures, AXIA Energia, Maturity 04/15/2031, Two
LOANS, FINANCING AND DEBENTURES
Current	31,852	25,279
Non-current	1,017,484	1,016,742
Debentures, AXIA Energia, Maturity 09/15/2031
LOANS, FINANCING AND DEBENTURES
Current	81,291	76,849
Non-current	4,297,860	4,087,442
Debentures, AXIA Energia, Maturity 09/15/2034
LOANS, FINANCING AND DEBENTURES
Current	111,601	97,423
Non-current	1,527,373	1,426,282
Debentures, Madeira Energia S.A, Maturity 06/28/2038
LOANS, FINANCING AND DEBENTURES
Current	2,226,785	1,091,601
Non-current	2,557,305	4,438,108
Debentures, AXIA Energia Nordeste, Maturity 01/15/2029
LOANS, FINANCING AND DEBENTURES
Current	22,431	25,459
Non-current	83,590	98,775
Debentures, AXIA Energia Nordeste, Maturity 04/15/2029
LOANS, FINANCING AND DEBENTURES
Current	28,603	23,592
Non-current	1,000,000	997,109
Debentures, AXIA Energia Nordeste, Maturity 06/15/2031
LOANS, FINANCING AND DEBENTURES
Current	321,810	299,048
Non-current	4,616,781	4,357,062
Debentures, AXIA Energia Nordeste, Maturity 09/15/2031
LOANS, FINANCING AND DEBENTURES
Current	56,199	36,271
Non-current	1,336,250	1,336,250
Debentures, AXIA Energia Nordeste, Maturity 09/15/2034
LOANS, FINANCING AND DEBENTURES
Current	24,096	15,640
Non-current	566,250	566,250
Debentures, AXIA Energia Sul, Maturity 08/31/2028
LOANS, FINANCING AND DEBENTURES
Current	96,708	10,177
Non-current	165,999	248,932
Debentures, AXIA Energia Sul, Maturity 09/15/2028
LOANS, FINANCING AND DEBENTURES
Current	0	14,095
Non-current	0	95,585
Debentures, AXIA Energia Sul, Maturity 11/15/2028
LOANS, FINANCING AND DEBENTURES
Current	135,492	628
Non-current	267,519	384,651
Debentures, AXIA Energia Sul, Maturity 09/15/2029
LOANS, FINANCING AND DEBENTURES
Current	3,439	3,166
Non-current	255,506	244,117
Debentures, AXIA Energia Sul, Maturity 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	5,007	4,594
Non-current	528,404	503,820
Debentures, AXIA Energia Norte, Maturity 06/28/2028
LOANS, FINANCING AND DEBENTURES
Current	55,820	55,765
Non-current	83,333	138,888
Debentures, AXIA Energia Norte, Maturity 06/28/2028, Two
LOANS, FINANCING AND DEBENTURES
Current	95,693	101,359
Non-current	142,857	232,334
Debentures, AXIA Energia Norte, Maturity 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current	0	9,631
Non-current	0	1,008,502
Debentures, AXIA Energia Norte, Maturity 09/15/2031
LOANS, FINANCING AND DEBENTURES
Current	59,541	35,527
Non-current	1,333,171	1,332,652
Debentures, AXIA Energia Norte, Maturity 09/15/2034
LOANS, FINANCING AND DEBENTURES
Current	25,571	15,402
Non-current	564,854	564,693
Debentures, AXIA Energia Norte, Maturity 07/15/2032
LOANS, FINANCING AND DEBENTURES
Current	19,070	0
Non-current	323,799	0
Debentures, AXIA Energia Norte, Maturity 07/15/2032, Two
LOANS, FINANCING AND DEBENTURES
Current	42,438	0
Non-current	619,802	0
Debentures, AXIA Energia Norte, Maturity 07/15/2035
LOANS, FINANCING AND DEBENTURES
Current	63,588	0
Non-current	939,691	0
Debentures, AXIA Energia Norte, Maturity 04/15/2031, Two
LOANS, FINANCING AND DEBENTURES
Current	47,045	0
Non-current	1,022,081	0
Debentures, AXIA Energia Norte, Maturity 11/15/2032
LOANS, FINANCING AND DEBENTURES
Current	14,338	0
Non-current	1,994,066	0
Debentures, AXIA Energia Norte, Maturity 09/15/2035
LOANS, FINANCING AND DEBENTURES
Current	31,284	0
Non-current	R$ 638,857	R$ 0